UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI  53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI  53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.2%
	BASIC MATERIALS – 7.6%
24,556	Alcoa, Inc.	$365,639
1,434	CF Industries Holdings, Inc.	344,920
100,000	Eldorado Gold Corp.1	764,000
9,336	Potash Corp. of Saskatchewan, Inc.1	354,394
2,625	Praxair, Inc.	348,705
		2,177,658
	COMMUNICATIONS – 4.2%
18,717	AT&T, Inc.	661,833
15,000	Yahoo!, Inc.*	526,950
		1,188,783
	CONSUMER, CYCLICAL – 10.0%
19,662	General Motors Co.	713,731
3,500	Mohawk Industries, Inc.*	484,190
8,740	VF Corp.	550,620
3,604	Whirlpool Corp.	501,749
8,366	Williams-Sonoma, Inc.	600,511
		2,850,801
	CONSUMER, NON-CYCLICAL – 15.4%
7,281	AmerisourceBergen Corp.	529,037
8,300	Constellation Brands, Inc. - Class A*	731,479
13,821	Eli Lilly & Co.	859,252
6,836	Humana, Inc.	873,094
7,030	MasterCard, Inc. - Class A	516,494
16,761	Quintiles Transnational Holdings, Inc.*	893,194
		4,402,550
	ENERGY – 17.5%
9,111	Cameron International Corp.*	616,906
5,712	EOG Resources, Inc.	667,504
5,700	Exxon Mobil Corp.	573,876
5,418	Helmerich & Payne, Inc.	629,084
45,000	Kodiak Oil & Gas Corp.*, 1	654,750
6,459	National Oilwell Varco, Inc.	531,899
2,777	Pioneer Natural Resources Co.	638,182
5,790	Schlumberger Ltd.1	682,931
		4,995,132
	FINANCIAL – 19.9%
5,912	American Express Co.	560,871
26,515	American International Group, Inc.	1,447,189
34,664	Bank of America Corp.	532,786
87,152	Genworth Financial, Inc. - Class A*	1,516,445
9,701	JPMorgan Chase & Co.	558,971

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of June 30, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
5,553	Travelers Cos., Inc.	$522,371
10,517	Wells Fargo & Co.	552,773
		5,691,406
	INDUSTRIAL – 13.5%
4,301	Caterpillar, Inc.	467,390
6,370	Eaton Corp. PLC1	491,637
3,300	FedEx Corp.	499,554
6,212	Flowserve Corp.	461,862
12,183	Fortune Brands Home & Security, Inc.	486,467
15,372	Leggett & Platt, Inc.	526,952
11,813	Textron, Inc.	452,320
15,500	USG Corp.*	467,015
		3,853,197
	TECHNOLOGY – 8.6%
14,721	Apple, Inc.	1,368,023
30,900	NVIDIA Corp.	572,886
5,614	Western Digital Corp.	518,172
		2,459,081
	UTILITIES – 2.5%
19,147	Exelon Corp.	698,482

	TOTAL COMMON STOCKS (Cost $20,919,260)	28,317,090

	SHORT-TERM INVESTMENTS – 0.7%
197,178	Fidelity Institutional Money Market Fund, 0.04%2	197,178

	TOTAL SHORT-TERM INVESTMENTS (Cost $197,178)	197,178

	TOTAL INVESTMENTS – 99.9% (Cost $21,116,438)	28,514,268
	Other Assets in Excess of Liabilities – 0.1%	39,490

	TOTAL NET ASSETS – 100.0%	$28,553,758

PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class commenced investment operations on June 15, 2011. As of June 30, 2014, the Fund’s Institutional Class is not available for investment.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Tax Information
At June 30, 2014, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$21,151,941

Gross unrealized appreciation	$7,412,693
Gross unrealized depreciation	(50,366)
Net unrealized appreciation on investments	$7,362,327

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments, at Value:
Common Stocks*	$28,317,090	$-	$-	$28,317,090
Short-Term Investments	197,178			197,178
Total Investments, at Value	$28,514,268	$-	$-	$28,514,268

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2014 (Unaudited)

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	8/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	8/29/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	8/29/2014